Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	60,966	57,748
Accrued taxes and related expenses (Note 27)	11,380	11,885
Accrued employee benefits and other provisions (Notes 26 and 28)	8,700	7,980
Contract liabilities and unearned revenues (Note 5)	7,879	6,650
Liability from redemption of preferred shares (Notes 20 and 28)	7,851	7,862
Accrued interests and other related costs (Note 29)	1,531	1,347
Others	2,508	2,252
	100,815	95,724